Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Other Information Related to Leases
Other information related to leases was as follows:

(dollars in thousands)	2023	2022	2021
Operating lease cost	$8,165	$8,213	$8,128
Variable lease cost	2,226	2,183	2,015
Total Lease costs	$10,391	$10,396	$10,143

Supplemental Cash Flows Information
Supplemental cash flows information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,393	$8,327	$8,192

Right-of-use assets obtained in exchange for lease obligations:	$2,487	$3,089	$6,588

Weighted average remaining lease term (years)	8.5	8.9	9.3
Weighted average discount rate	3.1%	3.0%	3.0%

Future Minimum Lease Payments
Future minimum lease payments under non-cancellable leases as of December 31, 2023 were as follows:

(dollars in thousands)
Year ending December 31,
2024	$8,479
2025	8,078
2026	7,104
2027	5,867
2028	4,679
Thereafter	16,485
Total lease payments	$50,692
Less: Interest	6,221
Present value of lease liabilities	$44,471